PROVISIONS AND ALLOWANCES - Legal claims and contingent liabilities (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Provisions
Other provisions	$ 323,706	$ 76,919
Telefnica Mviles Argentina S.A.
Provisions
Other provisions	193,366
Labor contingencies | Telefnica Mviles Argentina S.A.
Provisions
Other provisions	148,956
Tax contingencies | Telefnica Mviles Argentina S.A.
Provisions
Other provisions	5,632
Civil and regulatory contingencies | Telefnica Mviles Argentina S.A.
Provisions
Other provisions	$ 38,778